Net investment in finance and sales-type leases (Components of net investment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) lease	Dec. 31, 2017 USD ($)
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 708,934	$ 865,456
Estimated residual values of leased flight equipment (unguaranteed)	321,739	498,894
Less: Unearned income	(274,791)	(368,661)
Net investment in finance and sales-type leases, before allowance for credit losses	755,882	995,689
Less: Allowance for credit losses	0 [1]	0
Net investment in finance and sales-type leases	$ 755,882	$ 995,689
Number of finance leases, written off for credit losses | lease	4
Provision for credit losses on finance leases	$ 11,100

[1]	During the year ended December 31, 2016, we recognized a direct write-off for credit losses on four finance leases of $11.1 million, which was recorded in leasing expenses in our Consolidated Income Statement.